Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 289,707	$ 269,194	$ 216,190
Cost of revenues	180,138	175,678	130,402
Gross profit	109,569	93,516	85,788
Operating expenses:
Research and development	34,414	31,955	16,488
Selling, marketing, general and administrative	52,133	60,559	44,460
Total operating expenses	86,547	92,514	60,948
Operating income	23,022	1,002	24,840
Financial income (expense), net	(3,991)	(3,010)	533
Income (loss) before tax benefit (taxes on income)	19,031	(2,008)	25,373
Tax benefit (taxes on income)	(5,031)	2,564	(5,772)
Net income	14,000	556	19,601
Attributed to non-controlling interests	215	(189)	(43)
Attributed to redeemable non-controlling interest		43	(135)
Adjustment to redeemable non-controlling interest		350	443
Net income attributable to Sapiens' shareholders	$ 13,785	$ 352	$ 19,336
Net earnings per share attributable to Sapiens' shareholders
Basic	$ 0.28	$ 0.01	$ 0.4
Diluted	$ 0.28	$ 0.01	$ 0.4